UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-09685
                                                           -----

Pioneer High Yield Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2004 to June 30, 2005

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Yield Fund

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 23, 2005
      ----------------

=========================== PIONEER HIGH YIELD FUND ============================


ABITIBI CONSOLIDATED INC.

Ticker:       A.             Security ID:  003924107
Meeting Date: APR 27, 2005   Meeting Type: Annual
Record Date:  MAR 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Hans Black, Jacques Bougie, Marlene For       For        Management
      Davidge, William Davis, Richard Drouin,
      Lise Lachapelle, Gary Lukassen, John A.
      Tory, David A. Ward, John W. Weaver as
      Directors
2     Approve PricewaterhouseCoopers LLP as     For       For        Management
      Auditors and Authorize Board to Fix
      Remuneration of Auditors


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EQUITY OFFICE PROPERTIES TRUST

Ticker:       EOP            Security ID:  294741103
Meeting Date: MAY 24, 2005   Meeting Type: Annual
Record Date:  MAR 17, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Marilyn A. Alexander      For       For        Management
1.2   Elect  Director Thomas E. Dobrowski       For       For        Management
1.3   Elect  Director William M. Goodyear       For       For        Management
1.4   Elect  Director James D. Harper, Jr.      For       For        Management
1.5   Elect  Director Richard D. Kincaid        For       For        Management
1.6   Elect  Director David K. McKown           For       For        Management
1.7   Elect  Director Sheli Z. Rosenberg        For       For        Management
1.8   Elect  Director Stephen I. Sadove         For       For        Management
1.9   Elect  Director Sally Susman              For       For        Management
1.10  Elect  Director Jan H.W.R. van der Vlist  For       For        Management
1.11  Elect  Director Samuel Zell               For       For        Management
2     Ratify Auditors                           For       For        Management


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FISHER SCIENTIFIC INTERNATIONAL INC.

Ticker:       FSH            Security ID:  338032204
Meeting Date: MAY 6, 2005    Meeting Type: Annual
Record Date:  MAR 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Rosanne F. Coppola         For       For        Management
1.2   Elect Director Bruce L. Koepfgen          For       For        Management
1.3   Elect Director Paul M. Meister            For       For        Management
1.4   Elect Director W. Clayton Stephens        For       For        Management
1.5   Elect Director Richard W. Vieser          For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management


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GENERAL GROWTH PROPERTIES, INC.

Ticker:       GGP            Security ID:  370021107
Meeting Date: MAY 4, 2005    Meeting Type: Annual
Record Date:  MAR 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Matthew Bucksbaum         For       For        Management
1.2   Elect  Director Bernard Freibaum          For       For        Management
1.3   Elect  Director Beth Stewart              For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Stock Option Plan                   For       For        Management
4     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors


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MACK-CALI REALTY CORP.

Ticker:       CLI            Security ID:  554489104
Meeting Date: JUN 23, 2005   Meeting Type: Annual
Record Date:  APR 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Nathan Gantcher           For       For        Management
1.2   Elect  Director David S. Mack             For       For        Management
1.3   Elect  Director William L. Mack           For       For        Management
1.4   Elect  Director Alan G. Philibosian       For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors


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MERISTAR HOSPITALITY CORPORATION

Ticker:       MHX            Security ID:  58984Y103
Meeting Date: MAY 26, 2005   Meeting Type: Annual
Record Date:  APR 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Bruce G. Wiles            For       For        Management
1.2   Elect  Director James F. Dannhauser       For       For        Management
1.3   Elect  Director Paul J. Klaassen          For       For        Management
2     Amend Non-Employee Director Stock Option  For       Against    Management
      Plan
3     Ratify Auditors                           For       For        Management


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SEMCO ENERGY, INC.

Ticker:       SEN            Security ID:  78412D109
Meeting Date: JUN 28, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Harvey I. Klein           For       For        Management
1.2   Elect  Director George A. Schreiber, Jr.  For       For        Management
1.3   Elect  Director John C. Van Roden, Jr.    For       For        Management


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SEMCO ENERGY, INC.

Ticker:       SEN            Security ID:  78412D109
Meeting Date: MAY 24, 2005   Meeting Type: Annual
Record Date:  MAR 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Harvey I. Klein           For       For        Management
1.2   Elect  Director George A. Schreiber, Jr   For       For        Management
1.3   Elect  Director John C. Van Roden, Jr.    For       For        Management


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THERMO ELECTRON CORP.

Ticker:       TMO            Security ID:  883556102
Meeting Date: MAY 17, 2005   Meeting Type: Annual
Record Date:  MAR 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John L. LaMattina          For       For        Management
1.2   Elect Director Michael E. Porter          For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors